Trade and other payables	12 Months Ended
Jun. 30, 2022
Trade and other payables

16. Trade and other payables

Trade and other payables consist of the following:

	Note	2022 A$	2021 A$
		Consolidated Group
	Note	2022 A$	2021 A$
Trade payables		661,755	475,069
Sundry payables		492,486	342,968
Deferred consideration	(a)	300,000	240,000
		1,454,241	1,058,037

(a)	Relates to the acquisition of the PinkPages directory and the customer base of a digital marketing agency.

All amounts are short term. The carrying values of trade payables is considered to be a reasonable approximation of fair value.